BANK LOANS AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
Secured loan [Abstract]
Schedule Of Long Term Borrowings [Table Text Block]

	2019	2018
	US$’000	US$’000
Secured – at amortised cost:
Bank loans	131,231	114,456
Other borrowings	34,013	-
	165,244	114,456

Analysed between:
Current portion	20,696	18,323
Non-current portion	144,548	96,133
	165,244	114,456

Interest payable (included in bank loans)	943	886

Non-current bank loans and other borrowings are estimated to be payable as follows:

Within 2 to 5 years	144,548	96,133